                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549
                         Form 13F
                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/00
Check here if Amendment [x]; Amendment Number: 6
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: NEUMEIER INVESTMENT COUNSEL LLC
Address: 26435 CARMEL RANCHO BLVD.
         CARMEL, CA  93923
Form 13F File Number: 28-4792
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: PETER NEUMEIER
Title: PRESIDENT
Phone: 831-625-6355
Signature, Place, and Date of Signing:
/s/ PETER NEUMEIER       CARMEL, CALIFORNIA       11/14/00
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: $155256
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.


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                                                     FORM 13F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                            COLUMN 2           COLUMN 3       COLUMN 4            COLUMN 5           COL. 6     COLUMN 7
------------------------------   --------------       ----------      --------      --------------------     ------     --------
                                                                                                                        OTHER
                                                                       VALUE        SHARES/   SH/   PUT/     INVSTMT    MANAGERS
NAME OF ISSUER                   TITLE OF CLASS         CUSIP         (x$1000)      PRN AMT   PRN   CALL     DSCRETN    NONE
---------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming                          COM             033037102          6552       82350                    82350
---------------------------------------------------------------------------------------------------------------------------------
Arthur J. Gallagher                    COM             363576109         12011      203150                   203150
---------------------------------------------------------------------------------------------------------------------------------
Banta Corporation                      COM             066821109          3739      153400                   153400
---------------------------------------------------------------------------------------------------------------------------------
Barra Inc.                             COM             068313105          5834       94000                    94000
---------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory                COM             121579106          1878      131200                   131200
---------------------------------------------------------------------------------------------------------------------------------
Claires Stores Inc.                    COM             179584107          5843      324600                   324600
---------------------------------------------------------------------------------------------------------------------------------
Colonial BancGroup Inc.                COM             195493309          6072      585300                   585300
---------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants                     COM             237194105          4096      196800                   196800
---------------------------------------------------------------------------------------------------------------------------------
Dentsply International                 COM             249030107          7036      201400                   201400
---------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corporation            COM             25811P100          3968      245200                   245200
---------------------------------------------------------------------------------------------------------------------------------
Engelhard Corporation                  COM             292845104          6292      387200                   387200
---------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc.                           COM             349882100          1617      121500                   121500
---------------------------------------------------------------------------------------------------------------------------------
Furniture Brands International         COM             360921100          3980      239400                   239400
---------------------------------------------------------------------------------------------------------------------------------
Harman International                   COM             413086109         12352      315900                   315900
---------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings                 COM             404132102          3016      148500                   148500
---------------------------------------------------------------------------------------------------------------------------------
Hon Industries Inc.                    COM             438092108          2423       98400                    98400
---------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals Inc.               COM             448924100          6611      198825                   198825
---------------------------------------------------------------------------------------------------------------------------------
Imperial Bancorp                       COM             452556103          3234      169113                   169113
---------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group               COM             469814107          8054      199800                   199800
---------------------------------------------------------------------------------------------------------------------------------
Landstar System Inc.                   COM             515098101          3561       79800                    79800
---------------------------------------------------------------------------------------------------------------------------------
Monaco Coach Corp.                     COM             60886R103          5367      325300                   325300
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration                   COM             651290108          5084      108900                   108900
---------------------------------------------------------------------------------------------------------------------------------
Pittson Brinks Group                   COM             725701106          3382      218200                   218200
---------------------------------------------------------------------------------------------------------------------------------
Progress Software                      COM             743312100          1281       94000                    94000
---------------------------------------------------------------------------------------------------------------------------------
Quanex Corporation                     COM             747620102          1866       97900                    97900
---------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                      COM             750236101          5063       75000                    75000
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------
COLUMN 1                                 COLUMN 8
------------------------------    ----------------------
                                     VOTING AUTHORITY
NAME OF ISSUER                    SOLE    SHARED    NONE
--------------------------------------------------------
Anchor Gaming                      54400    27950
--------------------------------------------------------
Arthur J. Gallagher                78900   124250
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Banta Corporation                  49000   104400
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Barra Inc.                         35200    58800
--------------------------------------------------------
Burlington Coat Factory            58900    72300
--------------------------------------------------------
Claires Stores Inc.               115000   209600
--------------------------------------------------------
Colonial BancGroup Inc.           218700   366600
--------------------------------------------------------
Darden Restaurants                 75900   120900
--------------------------------------------------------
Dentsply International             79300   122100
--------------------------------------------------------
Doral Financial Corporation        87600   157600
--------------------------------------------------------
Engelhard Corporation             169600   217600
--------------------------------------------------------
Fossil, Inc.                       41000    80500
--------------------------------------------------------
Furniture Brands International    120000   119400
--------------------------------------------------------
Harman International              120600   195300
--------------------------------------------------------
HCC Insurance Holdings             55000    93500
--------------------------------------------------------
Hon Industries Inc.                34400    64000
--------------------------------------------------------
ICN Pharmaceuticals Inc.           77150   121675
--------------------------------------------------------
Imperial Bancorp                   67797   101316
--------------------------------------------------------
Jacobs Engineering Group           76500   123300
--------------------------------------------------------
Landstar System Inc.               28300    51500
--------------------------------------------------------
Monaco Coach Corp.                105200   220100
--------------------------------------------------------
Newfield Exploration               45000    63900
--------------------------------------------------------
Pittson Brinks Group               92500   125700
--------------------------------------------------------
Progress Software                  34500    59500
--------------------------------------------------------
Quanex Corporation                 43600    54300
--------------------------------------------------------
Radian Group Inc.                  20200    54800
--------------------------------------------------------


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                                                     FORM 13F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                            COLUMN 2           COLUMN 3       COLUMN 4            COLUMN 5           COL. 6     COLUMN 7
------------------------------   --------------       ----------      --------      --------------------     ------     --------
                                                                                                                        OTHER
                                                                       VALUE        SHARES/   SH/   PUT/     INVSTMT    MANAGERS
NAME OF ISSUER                   TITLE OF CLASS         CUSIP         (x$1000)      PRN AMT   PRN   CALL     DSCRETN    NONE
---------------------------------------------------------------------------------------------------------------------------------
Renaissance RE                         COM             G7496G103         3523        55100                    55100
---------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                         COM             841297104         2863        40180                    40180
---------------------------------------------------------------------------------------------------------------------------------
St. Francis Capital Corp.              COM             789374105         1042        67800                    67800
---------------------------------------------------------------------------------------------------------------------------------
Superior Industries                    COM             868168105         7447       249800                   249800
---------------------------------------------------------------------------------------------------------------------------------
Vans Inc.                              COM             921930103         3447       224200                   224200
---------------------------------------------------------------------------------------------------------------------------------
Wilmington Trust                       COM             971807102         6722       125350                   125350
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------
COLUMN 1                                COLUMN 8
------------------------------   ----------------------
                                    VOTING AUTHORITY
NAME OF ISSUER                   SOLE    SHARED    NONE
-------------------------------------------------------
Renaissance RE                    15000   40100
-------------------------------------------------------
Southdown Inc.                    11500   28680
-------------------------------------------------------
St. Francis Capital Corp.         18400   49400
-------------------------------------------------------
Superior Industries              103200  146600
-------------------------------------------------------
Vans Inc.                         78500  145700
-------------------------------------------------------
Wilmington Trust                  48500   76850
-------------------------------------------------------